RISK MANAGEMENT - Credit Loss Allowance (Details) - Trade receivables - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Write offs	$ 55	$ 75	$ 127	$ 75
Credit loss allowance
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at the beginning of the period	1,971	1,683	1,664	1,757
Movements in credit loss allowance	87	666	344	626
Write offs	(11)	(204)	(52)	(204)
Translation effect	129	(57)	220	(91)
Balance at the end of the period	$ 2,176	$ 2,088	$ 2,176	$ 2,088